PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Schedule of Prepaid Expenses
	2013	2012
Insurance	$6,722	$6,437
Rent	5,049	5,049
Consulting	0	31,672
Legal	0	25,000
Total prepaid expenses	$11,771	$68,158